Eaton Vance
North Carolina Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.4%
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	$665	$ 655,025
Total Corporate Bonds (identified cost $660,000)		$ 655,025

Tax-Exempt Municipal Obligations — 95.7%
Security	Principal Amount (000's omitted)	Value
Education — 16.2%
North Carolina Agricultural and Technical State University, 5.00%, 10/1/48(1)	$2,800	$ 3,001,992
North Carolina Capital Facilities Finance Agency, (Duke University):
4.00%, 10/1/39	2,765	2,781,562
5.00%, 7/1/42	2,000	2,058,780
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/43	2,000	2,082,420
North Carolina Educational Facilities Finance Agency, (Duke University), 3.00%, 6/1/27(2)	4,835	4,835,000
University of North Carolina at Chapel Hill, 4.214%, (67% of SOFR + 0.65%), 12/1/41(3)	2,700	2,702,106
University of North Carolina at Charlotte:
4.00%, 10/1/34	770	779,795
5.00%, 10/1/47	8,000	8,310,560
University of North Carolina at Greensboro:
4.00%, 4/1/35	1,000	1,014,070
5.00%, 4/1/26	660	662,970
Western Carolina University, NC:
4.00%, 4/1/50	1,000	957,750
5.00%, 10/1/36	1,000	1,064,190
		$ 30,251,195
Electric Utilities — 5.9%
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	$2,400	$ 2,453,880
5.00%, 3/1/46	2,750	2,983,887
Greenville, NC, (Greenville Utilities Commission):
5.00%, 8/1/44	4,750	5,048,490
5.00%, 12/1/46	525	570,329
		$ 11,056,586
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 3.2%
Buncombe County, NC:
Prerefunded to 6/1/24, 5.00%, 6/1/29	$750	$ 756,518
Prerefunded to 6/1/24, 5.00%, 6/1/31	1,000	1,008,690
New Hanover County, NC, (New Hanover Regional Medical Center):
Prerefunded to 10/1/27, 5.00%, 10/1/30	250	268,620
Prerefunded to 10/1/27, 5.00%, 10/1/36	1,000	1,074,480
North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/25, 5.00%, 6/1/31	2,000	2,059,700
Winston-Salem, NC, Prerefunded to 6/1/24, 5.00%, 6/1/27	750	756,885
		$ 5,924,893
General Obligations — 10.3%
Brunswick County, NC, 4.00%, 8/1/37	$1,605	$ 1,671,094
Concord, NC, 4.00%, 9/1/41	1,600	1,626,944
Durham County, NC, 4.00%, 6/1/33	1,785	1,855,972
Fuquay-Varina, NC, 5.00%, 8/1/38	1,170	1,334,970
Greensboro, NC, 5.00%, 2/1/28	1,790	1,877,370
Johnston County, NC:
4.00%, 2/1/40	1,500	1,531,710
4.00%, 2/1/41	1,500	1,524,000
Lee County, NC:
4.00%, 10/1/38	1,250	1,287,475
4.00%, 10/1/39	1,250	1,279,950
4.00%, 10/1/43	1,250	1,255,487
Puerto Rico:
5.625%, 7/1/29	1,000	1,058,420
5.75%, 7/1/31	750	808,087
Wake County, NC, 5.00%, 5/1/35	1,885	2,216,534
		$ 19,328,013
Hospital — 11.1%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health):
3.45% to 10/31/25 (Put Date), 1/15/48	$2,000	$ 2,001,120
(SPA: JPMorgan Chase Bank, N.A.), 3.25%, 1/15/48(4)	1,375	1,375,000
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System):
(SPA: JPMorgan Chase Bank, N.A.), 3.25%, 1/15/37(4)	1,900	1,900,000
(SPA: JPMorgan Chase Bank, N.A.), 3.25%, 1/15/38(4)	3,000	3,000,000
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/52	3,400	3,176,212
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	1,000	1,027,530

Eaton Vance
North Carolina Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
University of North Carolina Hospitals at Chapel Hill:
5.00%, 2/1/49	$7,000	$ 7,687,260
(SPA: TD Bank, N.A.), 3.20%, 2/1/24(2)	680	680,000
		$ 20,847,122
Housing — 4.1%
North Carolina Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 1.25%, 1/1/29	$1,215	$ 1,058,556
(FHLMC), (FNMA), (GNMA), 2.00%, 7/1/35	680	532,719
(FHLMC), (FNMA), (GNMA), 2.80%, 1/1/40	1,500	1,202,130
(FHLMC), (FNMA), (GNMA), 3.85%, 7/1/38	1,945	1,837,500
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	2,000	1,987,640
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.875%, 7/1/42	995	1,028,472
		$ 7,647,017
Industrial Development Revenue — 0.8%
Columbus County Industrial Facilities & Pollution Control Financing Authority, NC, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	$1,500	$ 1,470,045
		$ 1,470,045
Insured - Education — 0.0%(5)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$ 35,006
		$ 35,006
Insured - Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,335	$ 1,326,389
		$ 1,326,389
Insured - Transportation — 6.2%
Greater Asheville Regional Airport Authority, NC:
(AGM), (AMT), 5.00%, 7/1/27	$1,300	$ 1,362,543
(AGM), (AMT), 5.00%, 7/1/28	1,000	1,062,150
(AGM), (AMT), 5.00%, 7/1/29	1,000	1,073,490
(AGM), (AMT), 5.25%, 7/1/48	2,500	2,642,625
North Carolina Turnpike Authority, (Triangle Expressway System):
(AGC), 0.00%, 1/1/35	6,500	4,202,900
(AGM), 5.00%, 1/1/39	1,200	1,234,836
		$ 11,578,544
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 4.9%
Charlotte, NC, Certificates of Participation:
4.00%, 6/1/37	$460	$ 468,841
4.00%, 12/1/37	1,185	1,201,922
Davidson County, NC, Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,099,184
North Carolina Turnpike Authority, (Triangle Expressway System), 4.00%, 1/1/33	2,000	2,057,760
Scotland County, NC, Limited Obligation Bonds, 5.00%, 12/1/33	250	263,250
Wake County, NC, 4.00%, 3/1/37	1,925	1,992,952
Watauga Public Facilities Corp., NC, 5.25%, 6/1/40	1,000	1,117,870
		$ 9,201,779
Other Revenue — 1.9%
Durham County Industrial Facilities & Pollution Control Financing Authority, NC, (Research Triangle Institute):
5.00%, 2/1/24	$1,000	$ 1,002,600
5.00%, 2/1/25	1,035	1,056,104
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	1,400	1,473,500
		$ 3,532,204
Senior Living/Life Care — 3.0%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$ 2,056,500
North Carolina Medical Care Commission, (EveryAge), 4.00%, 9/1/47	1,000	763,070
North Carolina Medical Care Commission, (Plantation Village, Inc.), 4.00%, 1/1/41	1,100	896,500
North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/41	1,125	913,174
North Carolina Medical Care Commission, (The Pines at Davidson), 5.00%, 1/1/38	1,000	974,330
		$ 5,603,574
Solid Waste — 0.5%
Mecklenburg County, NC, Special Obligation, 5.00%, 1/1/26	$1,000	$ 1,001,210
		$ 1,001,210
Special Tax Revenue — 1.7%
American Samoa Economic Development Authority, 5.00%, 9/1/38(6)	$200	$ 194,418
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,030	2,945,372
		$ 3,139,790

Eaton Vance
North Carolina Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan — 1.1%
North Carolina State Education Assistance Authority, (AMT), 5.00%, 6/1/43(1)	$2,000	$ 2,014,340
		$ 2,014,340
Transportation — 11.2%
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/47	$5,000	$ 5,171,200
North Carolina Department of Transportation, (I-77 HOT Lanes), (AMT), 5.00%, 6/30/54	2,500	2,504,075
North Carolina Turnpike Authority, (Triangle Expressway System):
5.00%, 1/1/40	2,500	2,577,225
5.00%, 1/1/43	145	149,315
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/33	4,000	4,405,560
Raleigh-Durham Airport Authority, NC:
(AMT), 5.00%, 5/1/28	1,510	1,583,175
(AMT), 5.00%, 5/1/35	2,250	2,429,460
(AMT), 5.00%, 5/1/36	2,000	2,075,400
		$ 20,895,410
Water and Sewer — 12.9%
Brunswick County, NC, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$ 766,778
Buncombe County Metropolitan Sewerage District, NC, 5.00%, 7/1/28	540	545,735
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 4.00%, 8/1/44	3,500	3,502,310
Charlotte, NC, Water & Sewer System Revenue, 4.00%, 7/1/37	6,500	6,602,245
Durham, NC, Utility System Revenue, 4.00%, 8/1/35	1,300	1,315,769
Greensboro, NC, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	1,065	1,092,935
Onslow Water and Sewer Authority, NC, 5.00%, 12/1/48	1,250	1,350,062
Raleigh, NC, Combined Enterprise System Revenue:
4.00%, 12/1/33	3,000	3,013,620
5.00%, 9/1/36	750	875,197
Winston-Salem, NC, Water & Sewer System Revenue, 4.00%, 6/1/37	5,000	5,036,450
		$ 24,101,101
Total Tax-Exempt Municipal Obligations (identified cost $177,791,470)		$178,954,218

Taxable Municipal Obligations — 1.0%
Security	Principal Amount (000's omitted)	Value
Education — 0.7%
Duke University, NC, 5.85%, 4/1/37	$1,225	$ 1,285,931
		$ 1,285,931
Lease Revenue/Certificates of Participation — 0.3%
Greensboro, NC, (Coliseum Complex), 2.431%, 4/1/33	$500	$ 398,290
Wilmington, NC, Limited Obligation Bonds, 2.03%, 6/1/30	200	167,176
		$ 565,466
Total Taxable Municipal Obligations (identified cost $1,981,098)		$ 1,851,397

Trust Units — 0.2%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.2%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$440	$ 431,790
Total Trust Units (identified cost $443,209)		$ 431,790
Total Investments — 97.3% (identified cost $180,875,777)		$181,892,430
Other Assets, Less Liabilities — 2.7%		$ 5,060,789
Net Assets — 100.0%		$186,953,219
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at November 30, 2023.
(3)	Floating rate security. The stated interest rate represents the rate in effect at November 30, 2023.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2023.
(5)	Amount is less than 0.05%.

Eaton Vance
North Carolina Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2023, the aggregate value of these securities is $194,418 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2023, 7.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 4.1% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at November 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 655,025	$ —	$ 655,025
Tax-Exempt Municipal Obligations	—	178,954,218	—	178,954,218
Taxable Municipal Obligations	—	1,851,397	—	1,851,397
Trust Units	—	431,790	—	431,790
Total Investments	$ —	$181,892,430	$ —	$181,892,430

Eaton Vance
North Carolina Municipal Income Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.